Share reserve	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share reserve
25.
Share reserve

	2022	2021	2020
	$’000	$’000	$’000
Beginning of financial year	18,658	11,630	5,898
Employee share grant and options schemes
- Value of employee services (Note 9)	3,856	8,542	6,660
- Shares issued	(6,490)	(2,199)	(1,152)
Non-executive director share grant and options schemes
- Value of services	1,848	2,108	280
- Shares issued	(180)	(1,423)	(56)
End of financial year	17,692	18,658	11,630

As part of the Business Combination (Note 2),

(i)
each outstanding PropertyGuru restricted stock unit award was assumed by the Company and converted into the right to receive restricted stock units based on such number of newly issued ordinary shares of the Company as determined in accordance with the Business Combination Agreement; and,
(ii)
each outstanding PropertyGuru option was assumed by the Company and converted into an option in respect of such number of newly issued ordinary shares of the Company as determined in accordance with the Business Combination Agreement.

The movements of the shares issued by PropertyGuru Pte. Ltd. in prior periods presented have been retrospectively adjusted to give effect to the share exchange (Note 2).

25.
Share reserve (continued)

Employee Stock Compensation Plans

As of 31 December 2022, there were three employee stock compensation plans – the Employee Stock Option (“ESO Plan”), the Omnibus Equity Incentive Plan (“Omnibus Plan”) and the Non-Executive Directors Plan (“NED Plan”).

The objective of the ESO and Omnibus Plans is to promote the interests of the Group by providing the certain key personnel with an appropriate incentive to encourage them to continue their employment and to improve the growth, profitability and financial success of the Group. Accordingly, service and performance conditions are included as part of the vesting conditions. Upon vesting, awardees are issued options and/or restricted stock units (“RSUs”) of the Company.

The objective of the NED Plan is to promote the interests of the Group by providing non-executive directors of the Group with an appropriate incentive to encourage them to continue their employment as directors. Accordingly, service conditions are included as part of the vesting conditions. Upon vesting, awardees are issued options and/or restricted stock units (“RSUs”) of the Company.

The plans were taken over by the Company from PropertyGuru as part of the Business Combination. They are administered by the Remuneration Committee who are appointed members of the Board of Directors and are accounted for as equity-settled share plans.

The exercise price of the options was determined by the valuation of PropertyGuru’s ordinary shares immediately preceding the date of awards. All employee stock options shall expire on the 10th anniversary of their award date unless otherwise provided in the participant’s option grant agreement. The options may be exercised in full or in part on the payment of the exercise price. The persons to whom the options have been issued have no right to participate by virtue of the options in any share issue of any other Company. The Group has no legal or constructive obligation to repurchase or settle the options in cash.

25.
Share reserve (continued)

Employee Stock Compensation Plans (continued)

The fair value of options granted under the plans are determined using the Black-Scholes Option Pricing Model. The significant inputs into the model are shown below.

Share prices*	$5.78 - $8.32
Exercise price*	$3.45 - $8.81
Expected volatilities	32 - 42%
Dividend yield	Nil
Option life	Up to 10 years
Annual risk-free interest rates	1.61 - 2.18%

* Retrospectively adjusted to give effect to the impact of share exchange

The volatilities applied were based on the historical volatility of comparable public-listed companies.

Stock options outstanding at the end of the year have the following weighted average remaining contractual life:

	2022		2021		2020
Exercise price*	Stock options outstanding*	Weighted average remaining contractual life (years)*	Stock options outstanding*	Weighted average remaining contractual life (years)	Stock options outstanding*	Weighted average remaining contractual life (years)
$3.45	1,119,917	3.33	1,375,699	4.35	1,375,699	5.35
$3.93	436,905	4.80	471,491	5.82	518,459	6.75
$4.54	316,722	5.39	423,620	6.40	439,974	7.40
$7.28	1,595,487	6.26	1,653,467	7.28	1,666,463	8.28
$8.81	115,851	1.68	115,851	2.68	115,851	3.68
	3,584,882		4,040,128		4,116,446

* Retrospectively adjusted to give effect to the impact of share exchange

25.
Share reserve (continued)

Employee Stock Compensation Plans (continued)

(a)
ESO Plan

Set out below are summaries of options granted under the ESO plan:

	2022		2021		2020
	Weighted average exercise price*	Number of stock options*	Weighted average exercise price*	Number of stock options*	Weighted average exercise price*	Number of stock options*
Beginning of financial year	$5.24	3,924,275	$5.23	4,000,595	$5.16	4,526,130
Exercised during the year	$4.01	(423,836)	$4.01	(20,000)	$4.43	(477,556)
Forfeited during the year	$7.28	(31,409)	$4.85	(56,320)	$6.51	(47,979)
End of financial year	$5.37	3,469,030	$5.24	3,924,275	$5.23	4,000,595
Vested and exercisable at 31 December	$5.22	2,401,281	$4.83	1,883,544	$4.51	1,577,219

* Retrospectively adjusted to give effect to the impact of share exchange.

No options expired during the periods covered by the above tables.

(b)
NED Plan

Set out below are summaries of options granted under the NED plan:

	2022		2021		2020
	Weighted average exercise price*	Number of stock options*	Weighted average exercise price*	Number of stock options*	Weighted average exercise price*	Number of stock options*
Beginning and end of financial year	$8.81	115,851	$8.81	115,851	$8.81	115,851

Vested and exercisable at 31 December	$8.81	115,851	$8.81	86,753	$8.81	57,835

* Retrospectively adjusted to give effect to the impact of share exchange.

25.
Share reserve (continued)

Employee Stock Compensation Plans (continued)

(b)
NED Plan (continued)

Group	Beginning of financial year*	Granted during financial year*	Vested during financial year*	Forfeited during financial year*	End of financial year*
2022	258,562	—	(129,281)	—	129,281
2021	—	373,510	(114,948)	—	258,562

* Retrospectively adjusted to give effect to the impact of share exchange.

(c)
Omnibus Plan

Set out below are summaries of RSUs granted under the Omnibus plan:

Group	Beginning of financial year*	Granted during financial year*	Vested during financial year*	Forfeited during financial year*	End of financial year*
2022	1,839,608	1,400,502	(704,784)	(68,052)	2,467,274
2021	2,335,973	22,889	(497,556)	(21,698)	1,839,608
2020	2,175,789	504,849	(321,957)	(22,708)	2,335,973

* Retrospectively adjusted to give effect to the impact of share exchange.

In 2022, the weighted average fair value of RSUs granted under the Omnibus Plan was $5.88* (2021: $6.20*, 2020: $6.20*)